Significant Accounting Policies, Leases - Income from Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from Charters [Abstract]
Vessel revenues, net of commissions	$ 63,345	$ 86,499	$ 91,520
Voyage expenses	(18,567)	$ (36,641)	$ (40,184)
Time Charter [Member]
Income from Charters [Abstract]
Vessel revenues, net of commissions	36,312
Voyage expenses	(1,468)
Total	$ 34,844